Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Results of Operations from Oil and Gas Producing Activities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Oil And Gas Producing Activities [line items]
Other	$ (6,212)	$ (4,110)	$ (3,299)
Net profit / (loss) before income tax	90,144	8,703	(29,804)
Income tax expense / benefit	(51,538)	3,969	1,425
Argentina [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties	3,085	521	18,489
Net intersegment sales	207,480	115,955	95,496
Total net revenues	210,565	116,476	113,985
Production costs	(114,381)	(69,944)	(65,823)
Exploration expenses	(5,185)	(2,279)	(3,140)
Depreciation and expense for valuation allowances	(72,044)	(45,277)	(38,036)
Impairment of Property, plan and equipment	3,265	5,032	(34,943)
Other	(2,839)	(2,706)	(836)
Net profit / (loss) before income tax	19,381	1,302	(28,793)
Income tax expense / benefit	(5,814)	(456)	10,434
Results of oil and gas producing activities	13,567	846	(18,359)
Other foreign [Member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties			98
Total net revenues			98
Production costs			(39)
Exploration expenses	(224)	(168)	(17)
Depreciation and expense for valuation allowances			(90)
Impairment of Property, plan and equipment	(365)
Other	(168)
Net profit / (loss) before income tax	(757)	(168)	(48)
Income tax expense / benefit	227	59	16
Results of oil and gas producing activities	(530)	(109)	(32)
Worldwide [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties	3,085	521	18,587
Net intersegment sales	207,480	115,955	95,496
Total net revenues	210,565	116,476	114,083
Production costs	(114,381)	(69,944)	(65,862)
Exploration expenses	(5,409)	(2,447)	(3,157)
Depreciation and expense for valuation allowances	(72,044)	(45,277)	(38,126)
Impairment of Property, plan and equipment	2,900	5,032	(34,943)
Other	(3,007)	(2,706)	(836)
Net profit / (loss) before income tax	18,624	1,134	(28,841)
Income tax expense / benefit	(5,587)	(397)	10,450
Results of oil and gas producing activities	$ 13,037	$ 737	$ (18,391)